Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accrued Liabilities
Accrued Liabilities

Note 4. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	March 31, 2011	December 31, 2010
Clinical trials	$274	$138
Accrued expenses	429	716
Compensation	223	176
Severance	0	194

	$926	$1,224

Accrued expenses above consist of general operating expenses such as legal and accounting fees, consulting, benefits and preferred dividends.

Note 5. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2010	2009
Clinical trials	$138	$6,550
Accrued expenses	716	803
Compensation	176	326
Severance	194	—

	$1,224	$7,679